PREFERRED STOCK	12 Months Ended
Dec. 31, 2022
Dividends, Preferred Stock [Abstract]
PREFERRED STOCK
11.	PREFERRED STOCK
The Company previously issued two series of preferred stock (Series A and Series B). Information related to these issuances of stock is as follows:
Series A convertible redeemable preferred stock (“Series A”)
On May 14, 2014, 2,042,483 Series A shares were issued, with a par value of $0.0001 per share, in exchange for $3.1 million.
Series B convertible redeemable preferred stock (“Series B”)
On June 2, 2017, 1,459,462 Series B shares were issued, with a par value of $0.0001 per share, in exchange for $4.3 million.

Redemption
At the election of the Series A preferred stockholders at any time following March 31, 2018, the Company could be required to redeem the Series A preferred stock at a redemption price equal to $2.295 per share plus any accrued and unpaid dividends and to structure the redemption payments as equal installments paid quarterly over a
24-
month period. Series A preferred stockholders had certain defined registration rights outlined in the Series A Preferred Stock Purchase Agreement executed in May 2014.
At the election of the Series B preferred stockholders at any time following March 31, 2020, the Company could be required to redeem the Series B preferred stock at a redemption price equal to $4.45335 per share plus any accrued and unpaid dividends and to structure the redemption payments as equal installments paid quarterly over a
24-month
period.
Conversion
The Series A and Series B preferred stock were convertible to common stock at the election of a majority of the preferred shareholders or via automatic conversion upon the occurrence of a firm initial public offering, as defined in the stock purchase agreement. The Series A and Series B preferred stock could be converted to equal number of shares of common stock. The conversion rate was subjected to adjustments for stock dividends, stock splits and other such equity transactions.
Voting
Each Series A and Series B preferred stockholder was entitled to the number of votes equal to the number of shares of common stock into which such preferred shares of Series B and Series A could be converted immediately after the close of business on the record date fixed for such meeting or the effective date of such written consent and had voting rights and powers equal to the voting rights and powers of the common stockholders and were entitled to notice of any stockholders’ meeting in accordance with the bylaws of the Company.
Liquidation
Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary (a “Liquidation Event”) or any asset transfer or acquisition, before any distribution or payment was made to the holders of any Series A preferred stock or the holders of any common stock, the holders of Series B preferred stock were entitled to be paid out of the assets of the Company legally available for distribution for each share of Series B preferred stock held by them, an amount per share of Series B preferred stock equal to the greater of (i) two times (2x) the Series B Original Issue Price ($2.9689) plus all declared and unpaid dividends on the Series B preferred stock, and (ii) such amount per share that was payable when all shares of Series B preferred stock were converted into shares of common stock immediately prior to such Liquidation Event or such asset transfer or acquisition. As of December 31, 2021 and 2020, the holders of the shares of Series B preferred stock were entitled to a liquidation preference of approximately $8.7 million in the event of any liquidation, dissolution or winding up of the Company as of such year end.
Upon any Liquidation Event, before any distribution or payment was made to the holders of any common stock, the holders of Series A preferred stock were entitled to be paid out of the assets of the Company legally available for distribution for each share of Series A preferred stock held by them, an amount per share of Series A preferred stock equal to two times (2x) the Original Issue Price of $1.53, plus all declared and unpaid dividends on the Series preferred stock.

As of December 31, 2021 and 2020, the holders of the shares of Series A preferred stock were entitled to a liquidation preference of approximately $6.3 million in the event of any liquidation, dissolution or winding up of the Company as of such year end.
After the payment of the full liquidation preferences of the Series A preferred stock, the remaining assets of the Company legally available for distribution, if any, shall be distributed ratably to the holders of the common stock.
Dividend Rights
So long as any preferred shares of Series B and Series A were outstanding, the Company could not pay or declare any dividend, whether in cash or property, or make any other distribution on the common stock, or purchase, redeem or otherwise acquire for value any shares of common stock, except for: (i) acquisitions of common stock by the Company pursuant to agreements that permit the Company to repurchase such shares at cost (or the lesser of cost or fair market value) upon termination of services to the Company; (ii) acquisitions of common stock in exercise of the Company’s right of first refusal to repurchase such shares; or (iii) distributions to holders of common stock in accordance with Sections 3 and 4 of the Company’s third amended and restated certificate of incorporation. In the event dividends were paid on any share of Common Stock, the Company could pay an additional dividend on all outstanding shares of Series Preferred in a per share amount equal (on an as-if-converted
to Common Stock basis) to the amount paid or set aside for each share of Common Stock. Such dividends were payable only when, as and if declared by the board of directors of the Company. Upon the closing of the Business Combination, the outstanding shares of preferred stock were converted into shares of common stock of the post combination company at an exchange ratio of 4.34.
As part of the Business Combination, all of the convertible preferred stock of Legacy Nogin, (including both the Series A preferred stock and Series B preferred stock) were converted into approximately 15.2 million shares of the Company’s Common Stock. As a result of the conversion of the Series A preferred stock and Series B preferred stock, the Company reclassified the amounts previously recorded in mezzanine equity to additional paid-in
capital.
Subsequent to the Business Combination, the Company is authorized to issue 50 million shares of preferred stock with a par value of $0.0001 per share. There were no shares of preferred stock issued and outstanding as of December 31, 2022.